Submission	Feb. 19, 2025
Submission [Line Items]
Central Index Key	0000811156
Registrant Name	CMS ENERGY CORP
Registration File Number	333-270060
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES